Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies
9.	Commitments and Contingencies:

Contingencies

Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. As of June 30, 2024, management is not aware of any material claims or contingent liabilities, which have not been disclosed, or for which a provision has not been established in the accompanying unaudited interim condensed consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities that should be disclosed, or for which a provision should be established in the accompanying unaudited interim condensed consolidated financial statements. The Company is covered for liabilities associated with the individual vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

Commitments

The Company operates certain of its vessels under lease agreements. Time charters typically may provide for charterers’ options to extend the lease terms and termination clauses. The Company’s time charters duration is approximately 12 to 14 months and extension periods vary from 5 to 15 months, except for the time charter trip of the Gloriuship which is fixed for a period of about 70 to 80 days. In addition, the time charters contain termination clauses which protect either the Company or the charterers from material adverse events. Variable lease payments in the Company’s time charters vary based on changes on freight market index. The Company has the option to convert some of these variable lease payments to fixed based on the prevailing Capesize and Panamax forward freight agreement rates.

As at June 30, 2024, the Company operates certain of its vessels under time charter agreements, considered as operating leases accounted for as per ASC 842 requirements.

The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at June 30, 2024. For index-linked time charter contracts the calculation was made using the charter rates that prevail at the balance sheet date for index-linked time charters and the fixed rates for fixed periods time charters (these amounts do not include any assumed off-hire).

Twelve-month period ending June 30,	Amount
2025	17,631
Total	17,631

On March 6, 2024, the Company entered into a bareboat charter agreement with an unaffiliated third party for a secondhand Kamsarmax vessel, the Scarlet Robin, which will be renamed Nisea. The vessel is expected to be delivered to the Company between September and October 2024. The Company made a down payment of $3,750 upon signing of the bareboat charter agreement which is presented under “Prepaid expenses other, non-current” in the accompanying condensed consolidated balance sheets. A further down payment of $3,750 is payable prior to the delivery of the vessel. The duration of the bareboat shall be 18 months plus 30 days in the Company’s option. The daily charter rate shall be $8, while the Company shall have an option to purchase the vessel at the end of the charter period for $16,620.

In June 2024, the Company entered into an agreement with a third-party operator to participate on a 10% share base in a time-charter of an Aframax tanker. The vessel is chartered and managed through the operator’s Aframax pool, while the Company has committed $255 for the vessel's working capital, which was paid in July 2024. The Company will participate in the profits and losses of the subject vessel based on the performance of the time-charter agreement.